WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants And Stock Options [Abstract]
Disclosure of detailed information about warrants, activity [Table Text Block]
	Number of warrants	Weighted average exercise price
		$

DECEMBER 31, 2021 and DECEMBER 31, 2022	1,500,000	0.85

	-	-

DECEMBER 31, 2023	1,500,000	0.85

Disclosure of detailed information about warrants outstanding [Table Text Block]
Warrant outstanding, by exercise price	Number of warrants	Weighted average exercise price	Average remaining contractual life
		$	years
$0.85	1,500,000	0.85	1.16

DECEMBER 31, 2023	1,500,000	0.85	1.16